Schedule of credit risk exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 60	$ 199	$ 553
A+ [Member]
IfrsStatementLineItems [Line Items]
Total	45	11	(8)
A [Member]
IfrsStatementLineItems [Line Items]
Total
A- [Member]
IfrsStatementLineItems [Line Items]
Total			2
AA- [Member]
IfrsStatementLineItems [Line Items]
Total	$ 15	$ 188	$ 559